Dec. 31, 2020
T. Rowe Price Retirement Income 2020 Fund
Supplement to Prospectus and Summary Prospectus dated May 1, 2021, as supplemented

Effective October 1, 2021, the T. Rowe Price U.S. Equity Research Fund will be added as a new underlying fund in which the fund may invest.

In the summary prospectus and section 1 of the prospectus, the table showing the fund’s neutral allocations is supplemented as follows:

Investments in the “U.S. Large-Cap Stocks” sector may be made through the Equity Index 500, Growth Stock, U.S. Equity Research, U.S. Large-Cap Core, and/or Value Funds. The addition of the U.S. Equity Research Fund does not change the overall neutral allocation assigned to U.S. large-cap stocks.